SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       August 3, 2004

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $96,872

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
ABBOTT LABORATORIES            COM              002824100      204  5000.00 SH       Sole                  5000.00
AMDOCS LTD                     COM              G02602103      665 28400.00 SH       Sole                 28400.00
AMERICAN EXPRESS COMPANY       COM              025816109      803 15621.00 SH       Sole                 15621.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     2842 39866.00 SH       Sole                 39866.00
ANADARKO PETROLEUM CORP        COM              032511107      271  4625.00 SH       Sole                  4625.00
AVITAR INC                     COM              053801106        4 31660.00 SH       Sole                 31660.00
BANK OF AMERICA CORP           COM              060505104     1050 12408.00 SH       Sole                 12408.00
BANK OF NEW YORK CO. INC.      COM              064057102      606 20550.00 SH       Sole                 20550.00
BELLSOUTH                      COM              079860102     1487 56722.00 SH       Sole                 56722.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     2196   743.00 SH       Sole                   743.00
BP AMOCO PLC - SPONS ADR       COM              055622104      941 17560.00 SH       Sole                 17560.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     1340 54706.00 SH       Sole                 54706.00
CISCO SYSTEMS                  COM              17275R102      842 35540.00 SH       Sole                 35540.00
CITIGROUP INC                  COM              172967101     2178 46832.00 SH       Sole                 46832.00
COCA COLA COMPANY              COM              191216100      974 19300.00 SH       Sole                 19300.00
COMMONWEALTH INDUSTRIES INC    COM              203004106      165 16000.00 SH       Sole                 16000.00
CONOCOPHILLIPS                 COM              20825c104     2550 33429.00 SH       Sole                 33429.00
DATAWATCH CORP                 COM              237917208       50 11112.00 SH       Sole                 11112.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     9873 222254.00SH       Sole                222254.00
EMC CORP MASS                  COM              268648102      923 80978.00 SH       Sole                 80978.00
EXXON MOBIL CORP               COM              30231g102     3412 76831.00 SH       Sole                 76831.00
FIRST NATL LINCOLN CP/ME       COM              335716106     2080 105600.00SH       Sole                105600.00
GENERAL ELECTRIC               COM              369604103    11380 351230.00SH       Sole                351230.00
GENERAL MILLS INC              COM              370334104      839 17654.00 SH       Sole                 17654.00
GOLDMAN SACHS                  COM              38141g104     1059 11242.00 SH       Sole                 11242.00
HEALTHSOUTH CORP               COM              421924101      240 40000.00 SH       Sole                 40000.00
HOME DEPOT, INC.               COM              437076102      351  9959.00 SH       Sole                  9959.00
INTEL CORP                     COM              458140100     1087 39366.00 SH       Sole                 39366.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1081 12263.00 SH       Sole                 12263.00
INTERPUBLIC GROUP COS INC      COM              460690100      148 10800.00 SH       Sole                 10800.00
ISHARES DJ SELECT DIVIDEND IND COM              464287168      308  5540.00 SH       Sole                  5540.00
ISHARES RUSSELL 2000 GROWTH    COM              464287648      220  3520.00 SH       Sole                  3520.00
J P MORGAN CHASE & CO.         COM              46625h100     1422 36679.00 SH       Sole                 36679.00
JDS UNIPHASE CORP              COM              46612j101      311 81996.00 SH       Sole                 81996.00
JOHNSON & JOHNSON              COM              478160104     3160 56729.00 SH       Sole                 56729.00
LOWE'S COMPANIES INC           COM              548661107      439  8359.00 SH       Sole                  8359.00
MERCK & COMPANY                COM              589331107     6934 145973.00SH       Sole                145973.00
MERRILL LYNCH & CO             COM              590188108     1114 20646.00 SH       Sole                 20646.00
MICROSOFT                      COM              594918104     1589 55626.00 SH       Sole                 55626.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      707 13403.00 SH       Sole                 13403.00
NEWTON FINANCIAL CORP          COM              652772104      533  7400.00 SH       Sole                  7400.00
NSTAR                          COM              67019e107      378  7900.00 SH       Sole                  7900.00
PAYCHEX INC                    COM                             214  6302.00 SH       Sole                  6302.00
PEPSICO                        COM              713448108     2695 50021.00 SH       Sole                 50021.00
PFIZER                         COM              717081103     2005 58494.00 SH       Sole                 58494.00
PHARMACEUTICAL HOLDING TRUST   COM                             232  2960.00 SH       Sole                  2960.00
PNC BANK                       COM              693475105      435  8200.00 SH       Sole                  8200.00
PROCTER & GAMBLE               COM              742718109     3374 61982.00 SH       Sole                 61982.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      263  5086.00 SH       Sole                  5086.00
S & P MIDCAP SPDR TRUST SERIES COM              595635103      337  3032.00 SH       Sole                  3032.00
SBC COMMUNICATIONS, INC.       COM              78387G103     4002 165045.00SH       Sole                165045.00
SOUTHERN CO COM                COM              842587107      357 12245.00 SH       Sole                 12245.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      603  5267.00 SH       Sole                  5267.00
STATE STREET CORP COM          COM              857477103     1029 20975.00 SH       Sole                 20975.00
UNITED TECHNOLOGIES CORP       COM              913017109     2072 22651.00 SH       Sole                 22651.00
VALLEY NATIONAL BANCORP        COM              919794107      476 18842.00 SH       Sole                 18842.00
VERIZON COMMUNICATIONS         COM              92343v104     2261 62477.00 SH       Sole                 62477.00
WACHOVIA CORP                  COM              929903102      817 18366.00 SH       Sole                 18366.00
WELLS FARGO & CO               COM              949746101      728 12725.00 SH       Sole                 12725.00
WILMINGTON TRUST CORPORATION   COM              971807102     3945 106000.00SH       Sole                106000.00
WYETH                          COM              983024100     1095 30288.00 SH       Sole                 30288.00
iSHARES RUSSELL 2000 INDEX FUN COM              464287655      250  2115.00 SH       Sole                  2115.00
ML LARGE CAP GROWTH FUND CL-B                                  363 44493.926SH       Sole                44493.926
ML LARGE CAP VALUE FUND CL B                                   293 20938.001SH       Sole                20938.001
VANGUARD INDEX EXTENDED MARKET                  922908207      270 9555.381 SH       Sole                 9555.381